GOODWILL AND OTHER INTANGIBLES (Tables)	9 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill for the nine months ended September 30, 2018 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at Balance at January 1, 2018	$1,654	$593	$64	$5	$156	$2,472
Foreign currency translation and other	(3)	(5)	(2)	—	(2)	(12)
Balance at Balance at September 30, 2018	$1,651	$588	$62	$5	$154	$2,460

Summary of other intangible assets
As of September 30, 2018 and December 31, 2017, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		September 30, 2018			December 31, 2017
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$321	$204	$117	$328	$199	$129
Patents, concessions and licenses and other	5-25	1,826	1,457	369	1,834	1,444	390
		2,147	1,661	486	2,162	1,643	519
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,420	$1,661	$759	$2,435	$1,643	$792